SUPPLEMENTARY CASH FLOW INFORMATION (Details 2) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Shares acquired under terms of option agreements	$ 279	$ 0
Transfer of share-based payments reserve upon exercise of RSUs	1,207	512
Equipment acquired under finance leases and equipment loans	3,009	108
Non-cash investing and financing activities	$ 4,495	$ 620